ACCOUNTING POLICIES (Details 2)	12 Months Ended
Dec. 31, 2013
Buildings
Capital Assets and Depreciation
Estimated useful life, property, plant and equipment (in years)	50 years
Lower limit
Finite-Lived Intangible Assets, Net [Abstract]
Estimated useful life, capitalized software (in years)	3 years
Lower limit | Machinery, equipment, and fixtures
Capital Assets and Depreciation
Estimated useful life, property, plant and equipment (in years)	3 years
Upper limit
Finite-Lived Intangible Assets, Net [Abstract]
Estimated useful life, capitalized software (in years)	7 years
Upper limit | Machinery, equipment, and fixtures
Capital Assets and Depreciation
Estimated useful life, property, plant and equipment (in years)	40 years